Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

On December 31, 2025 and 2024, intangible assets consisted of the following:

	Useful life	December 31, 2025	December 31, 2024
License	20 years	$235,000	$247,400
Less: accumulated amortization		(17,625)	(6,185)
		$217,375	$241,215

Schedule of Intangible Assets With Finite Lives Attributable to Future Periods

Amortization of intangible assets with finite lives attributable to future periods is as follows:

Year ending December 31:	Amount
2026	$11,750
2027	11,750
2028	11,750
2029	11,750
2030	11,750
Thereafter	158,625
Total	$217,375